ReStatement	3 Months Ended
Dec. 31, 2014
Equity [Abstract]
ReStatement

Note 3 – Restatement:

The financial statements have been revised to correct an error in accounting for the following line items. In accordance with applicable Generally Accepted Accounting Principles (GAAP), the Company calculated and recognized adjustments accordingly.

	Restated 6/30/2014	Original 6/30/2014
Film Assets	27,360	34,200
Cost of Goods Sold	6,840	21,500
Salaries	30,300	3,300
App Development	53,500	8,500
Marketing Services	21,500	-
Total Expenses	149,148	55,648
Net Loss	(57,031)	21,809
From Statement of Cash Flow
Stock issued for services	96,500	-
Additional Paid in Capital	136,048	109,049
Accumulated Deficit	(63,513)	15,327